Condensed Consolidating Statements of Operations and Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Net Sales	$ 373,004		$ 456,836	$ 1,113,561	$ 1,272,207	$ 1,722,489	$ 1,605,316	$ 1,360,854
Cost of products sold (exclusive of depreciation, amortization, and depletion)	301,833		375,554	962,298	1,066,562	1,460,290	1,410,770	1,242,743
Depreciation, amortization, and depletion	28,138		31,190	91,338	94,182	125,295	127,367	132,682
Selling, general, and administrative expenses	17,499		19,489	56,196	59,739	78,007	70,989	61,655
Goodwill impairment		10,551				10,551
Restructuring and other charges	97,018			96,997		24,464		979
Interest income	(381)		(391)	(1,143)	(1,215)	(1,614)	(124)	(241)
Interest expense	32,043		29,757	94,953	91,572	122,213	122,528	116,130
Other income, net	(21)		(44)	7,472	25,896	25,812	(734)	(273,796)
Net income (loss)	(103,125)		1,281	(194,550)	(64,529)	(122,529)	(125,480)	80,702
Other comprehensive income (loss)	1,514		(3,267)	6,552	(1,961)	(12,404)	(2,685)	28,702
Comprehensive income (loss)	(101,611)		(1,986)	(187,998)	(66,490)	(134,933)	(128,165)	109,404
Parent Issuer
Condensed Financial Statements, Captions [Line Items]
Interest income	(33,050)		(30,881)	(96,936)	(93,398)	(124,366)	(123,710)	(112,797)
Interest expense	33,050		30,881	96,936	93,398	124,366	123,710	112,797
Other income, net				8,244	26,091	26,091	(255)	(31,266)
Equity in net income (loss) of subsidiaries	(103,125)		1,281	(186,306)	(38,438)	(96,438)	(125,480)	80,702
Net income (loss)	(103,125)		1,281	(194,550)	(64,529)	(122,529)	(125,225)	111,968
Other comprehensive income (loss)	1,514		(3,267)	6,552	(1,961)	(12,404)	(2,685)	28,702
Comprehensive income (loss)	(101,611)		(1,986)	(187,998)	(66,490)	(134,933)	(127,910)	140,670
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net Sales	373,004		456,836	1,113,561	1,272,207	1,722,489	1,605,316	1,360,854
Cost of products sold (exclusive of depreciation, amortization, and depletion)	301,833		375,554	962,298	1,066,562	1,460,290	1,410,770	1,242,743
Depreciation, amortization, and depletion	27,869		31,184	90,442	94,164	125,121	127,367	132,682
Selling, general, and administrative expenses	17,925		19,528	57,446	59,730	78,038	70,948	61,655
Goodwill impairment						10,551
Restructuring and other charges	97,018			96,997		24,464		979
Interest income	(381)		(380)	(1,143)	(1,162)	(1,560)	(123)	(241)
Interest expense	31,657		30,145	93,796	91,455	121,883	122,524	116,130
Other income, net	(21)		(44)	(772)	(195)	(279)	(734)	(273,796)
Net income (loss)	(102,896)		849	(185,503)	(38,347)	(96,019)	(125,436)	80,702
Other comprehensive income (loss)	1,514		(3,267)	6,552	(1,961)	(12,404)	(2,685)	28,702
Comprehensive income (loss)	(101,382)		(2,418)	(178,951)	(40,308)	(108,423)	(128,121)	109,404
Non-Guarantor Subsidiary
Condensed Financial Statements, Captions [Line Items]
Depreciation, amortization, and depletion	269		6	896	18	174
Selling, general, and administrative expenses	(433)		(47)	(1,274)	(108)	(156)	21
Interest income			(11)		(53)	(54)	(1)
Interest expense	394		(380)	1,181	140	361	4
Net income (loss)	(230)		432	(803)	3	(325)	(24)
Comprehensive income (loss)	(230)		432	(803)	3	(325)	(24)
Non-Guarantor Affiliate
Condensed Financial Statements, Captions [Line Items]
Depreciation, amortization, and depletion	14		14	41	41	55
Selling, general, and administrative expenses	7		8	24	117	125	20
Interest income	(387)		(387)	(1,160)	(1,160)	(1,546)	(4)
Interest expense	379		379	1,136	1,137	1,515	4
Net income (loss)	(13)		(14)	(41)	(135)	(149)	(20)
Comprehensive income (loss)	(13)		(14)	(41)	(135)	(149)	(20)
Eliminations
Condensed Financial Statements, Captions [Line Items]
Depreciation, amortization, and depletion	(14)		(14)	(41)	(41)	(55)
Interest income	33,437		31,268	98,096	94,558	125,912	123,714	112,797
Interest expense	(33,437)		(31,268)	(98,096)	(94,558)	(125,912)	(123,714)	(112,797)
Other income, net							255	31,266
Equity in net income (loss) of subsidiaries	103,125		(1,281)	186,306	38,438	96,438	125,480	(80,702)
Net income (loss)	103,139		(1,267)	186,347	38,479	96,493	125,225	(111,968)
Other comprehensive income (loss)	(1,514)		3,267	(6,552)	1,961	12,404	2,685	(28,702)
Comprehensive income (loss)	$ 101,625		$ 2,000	$ 179,795	$ 40,440	$ 108,897	$ 127,910	$ (140,670)